Exhibit 99.1

OREC 2018-CRE1, Ltd.

Report To:

OREC 2018-CRE1, Ltd.

ORIX Capital Markets, LLC

J.P. Morgan Securities LLC

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

Citigroup Global Markets, Inc.

9 November 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

OREC 2018-CRE1, Ltd. ORIX Capital Markets, LLC c/o ORIX Corporation USA 1717 Main Street, Suite 1100 Dallas, Texas 75201	Wells Fargo Bank, National Association Wells Fargo Securities, LLC 375 Park Avenue New York, NY 10152

J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179	Citigroup Global Markets, Inc. 390 Greenwich Street New York, New York 10013

Re: OREC 2018-CRE1, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (collectively, the “Specified Parties”), solely to assist OREC 2018-CRE1, Ltd. (the “Issuer”) with respect to certain information relating to the Mortgage Assets (as defined in Attachment A) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Orix Capital Markets, LLC (the “Collateral Manager”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Assets, which contain various source documents (the “Source Documents”) relating to the Mortgage Assets and Mortgaged Properties (as defined in Attachment A),
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Collateral Manager, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Collateral Manager, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Collateral Manager, on behalf of the Issuer, instructed us to perform no procedures,
f.	A schedule (the “Recalculated Characteristic Provided Values Schedule”) that the Collateral Manager, on behalf of the Issuer, indicated contains information relating to certain Recalculated Characteristics for certain Whole Loans (as defined in Attachment A) and Mortgage Assets (the “Recalculated Characteristic Provided Values”), which is shown on Exhibit 3 to Attachment A,
g.	A draft of the preliminary offering memorandum for OREC 2018-CRE1, Ltd. securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by the Collateral Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Collateral Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Assets,
iii.	Whether the originators of the Mortgage Assets complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Notes (as defined in the Draft Preliminary Offering Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 November 2018

Attachment A Page 1 of 25

Background

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, indicated that:

a.	The assets of the Issuer as of the closing date of the securitization transaction (the “Closing Date”) will primarily consist of 23 commercial real estate Mortgage Assets (the “Mortgage Assets”), each secured by a floating rate first-lien mortgage or deed of trust on a commercial or multifamily property (collectively, the “Mortgaged Properties”),
b.	With respect to six Mortgage Assets, there exist pari-passu interests (collectively, the “Future Funding Participations”) that are unfunded as of 31 October 2018 (the “Reference Date”) which will not be assets of the Issuer as of the Closing Date,
c.	With respect to one Mortgage Asset, there exists a fully funded pari passu participation interest (the “Non-Trust Pari Passu Participation”) which will not be an asset of the Issuer as of the Closing Date,
d.	With respect to three Mortgage Assets, there exist fully funded junior participation interests (the “Non-Trust Junior Participations”) which will not be assets of the Issuer as of the Closing Date,
e.	With respect to one Mortgage Asset, there exists a junior participation interest (the “Non-Trust Unfunded Junior Participation”) which is unfunded as of the Reference Date and will not be an asset of the Issuer as of the Closing Date,
f.	Each Mortgage Asset, together with the corresponding Future Funding Participations, if any, is hereinafter referred to as the “Mortgage Asset Commitment,”
g.	Each Non-Trust Junior Participation, together with the corresponding Non-Trust Unfunded Junior Participation, if any, is hereinafter referred to as the “Non-Trust Junior Participation Commitment,”
h.	Each Mortgage Asset, together with the corresponding Non-Trust Pari Passu Participation, if any, is hereinafter referred to as the “Total Senior Participation,”
i.	Each Mortgage Asset Commitment, together with the corresponding Non-Trust Pari Passu Participation, if any, is hereinafter referred to as the “Total Senior Participation Commitment,”
j.	Each Total Senior Participation, together with the corresponding Non-Trust Junior Participation, if any, is hereinafter referred to as the “Whole Loan,”
k.	Each Total Senior Participation Commitment, together with the corresponding Non-Trust Junior Participation Commitment, if any, is hereinafter referred to as the “Whole Loan Commitment” and
l.	The Unclosed Mortgage Asset (as defined in Note 8 on Exhibit 1 to Attachment A) is not funded as of the date of this report.

Additionally, for the purpose of the procedures described in this report relating to certain Recalculated Characteristics for those Mortgage Assets with the “Cross Collateralized” characteristic as “Yes” (collectively, the “Crossed Loans”), as shown on the Final Data File (as defined in Item 3.), the Collateral Manager, on behalf of the Issuer, instructed us to perform such recalculations for each Crossed Loan on an individual basis, and to not perform any recalculations for the Crossed Loans on an aggregate basis.

Attachment A Page 2 of 25

Procedures performed and our associated findings

1.	The Collateral Manager, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Collateral Manager, on behalf of the Issuer, indicated contains information relating to the Mortgage Assets and Mortgaged Properties as of the “Reference Date” and
b.	Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgage Asset on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 1 to Attachment A that were provided by the Collateral Manager, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 1 to Attachment A and the succeeding paragraph of this Item 1.

The Source Document(s) that we were instructed by the Collateral Manager, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

The Collateral Manager, on behalf of the Issuer, provided us with certain draft Source Documents related to certain Mortgage Assets. For the avoidance of doubt, for the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, instructed us to treat all draft Source Documents as fully executed.

2.	As instructed by the Collateral Manager, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Collateral Manager. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 3 of 25

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Collateral Manager, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the “Data Files”) that the Collateral Manager, on behalf of the Issuer, indicated contains information relating to the Mortgage Assets and Mortgaged Properties as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Asset, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Asset as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of each Mortgage Asset, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Loan Term (Original) and
ii.	Fully Extended Loan Term

of each Mortgage Asset. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For certain Mortgage Assets, the applicable Source Document indicates that the “Initial Maturity Date” or “Fully Extended Maturity Date” occurs during an interest accrual period. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to use the number of loan payment dates (including the “Initial Maturity Date” or “Fully Extended Maturity Date,” as applicable) and not the number of full interest accrual periods.

Attachment A Page 4 of 25

6.	Using the:
a.	Seasoning,
b.	Loan Term (Original) and
c.	Fully Extended Loan Term

of each Mortgage Asset, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Loan Term (Remaining) and
ii.	Fully Extended Loan Term Remaining

of each Mortgage Asset. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	For each Mortgage Asset, all of which have the “Amortization Type (Initial)” characteristic as “Interest Only” on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Use the “Loan Term (Original)” of each Mortgage Asset, as shown on the Final Data File, for the “Interest Only Period (Original)” characteristic and
b.	Use “NAP” for the “Amortization Period (Initial)” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Interest Only Period (Original) and
b.	Seasoning

of each Mortgage Asset, both as shown on the Final Data File, we recalculated the “Interest Only Period (Remaining)” of each Mortgage Asset. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Asset Commitment and
b.	Mortgage Asset Future Funding at Cut-Off

of each Mortgage Asset, all as shown on the Final Data File, we recalculated the principal balance as of the Reference Date (the “Mortgage Asset Cut-Off Date Balance”) and as of the “Initial Maturity Date” (the “Mortgage Asset Balloon Balance”) of each Mortgage Asset. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 25

9. (continued)

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to:

i.	Recalculate the “Mortgage Asset Cut-Off Date Balance” for each Mortgage Asset by subtracting the “Mortgage Asset Future Funding at Cut-Off” from the “Mortgage Asset Commitment,” both as shown on the Final Data File,
ii.	Use the “Mortgage Asset Commitment,” as shown on the Final Data File, for the “Mortgage Asset Balloon Balance” characteristic for each Mortgage Asset (except for the Mortgage Asset identified on the Final Data File as “The Woodlands Apartments” (“The Woodlands Apartments Mortgage Asset”), which is described in the succeeding paragraph of this Item 9.) and
iii.	Ignore differences of +/- $1 or less.

For The Woodlands Apartments Mortgage Asset, the Collateral Manager, on behalf of the Issuer, indicated that the “Mortgage Asset Future Funding at Cut-Off” amount for this Mortgage Asset is not expected to be funded by the “Initial Maturity Date” and instructed us to use the “Mortgage Asset Cut-Off Date Balance” for the “Mortgage Asset Balloon Balance” characteristic. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 9. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 25

10.	For each Whole Loan, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the principal balance as of the Reference Date (the “Whole Loan Cut-Off Date Balance”) as the sum of the:
a.	Mortgage Asset Cut-Off Date Balance, as shown on the Final Data File,
b.	Balance of the related Non-Trust Pari Passu Participation, if any, as of the Reference Date (the “Non-Trust Pari Passu Participation Cut-Off Date Balance”), as shown on the participation schedule Source Document, and
c.	Balance of the related Non-Trust Junior Participation, if any, as of the Reference Date (the “Non-Trust Junior Participation Cut-Off Date Balance”), as shown on the participation schedule Source Document.

For each Whole Loan (except for the Whole Loan relating to The Woodlands Apartments Mortgage Asset (“The Woodlands Apartments Whole Loan”), which is described in the succeeding paragraph of this Item 10.), the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the principal balance as of the “Initial Maturity Date” (the “Whole Loan Balloon Balance”) as the sum of the:

a.	Mortgage Asset Commitment, as shown on the Final Data File,
b.	Non-Trust Pari Passu Participation Cut-Off Date Balance, as shown on the participation schedule Source Document,
c.	Non-Trust Junior Participation Cut-Off Date Balance, as shown on the participation schedule Source Document, and
d.	Balance of the related Non-Trust Unfunded Junior Participation as of the Reference Date (the “Non-Trust Unfunded Junior Participation Cut-Off Date Balance”), as shown on the participation schedule Source Document.

For The Woodlands Apartments Whole Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the “Mortgage Asset Cut-Off Date Balance,” as shown on the Final Data File, for the “Whole Loan Balloon Balance” characteristic.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 10. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 25

11.	Using the:
a.	LIBOR Floor and
b.	Mortgage Asset Margin

of each Mortgage Asset, both as shown on the Final Data File, we recalculated the “Mortgage Asset Rate Floor” of each Mortgage Asset. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Asset Margin, as shown on the Final Data File,
b.	LIBOR Floor, as shown on the Final Data File,
c.	LIBOR assumption of 2.3000% for each Mortgage Asset with the “Index” characteristic as “1M LIBOR” on the Final Data File (each, a “1M LIBOR Mortgage Asset”) that was provided by the Collateral Manager, on behalf of the Issuer, and
d.	LIBOR assumption of 2.5400% for each Mortgage Asset with the “Index” characteristic as “3M LIBOR” on the Final Data File (each, a “3M LIBOR Mortgage Asset”) that was provided by the Collateral Manager, on behalf of the Issuer, as applicable, we recalculated the “Most Recent Mortgage Asset Interest Rate” of each Mortgage Asset. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 25

13.	Using the:
a.	Whole Loan Commitment,
b.	Whole Loan Cut-Off Date Balance,
c.	Whole Loan Margin,
d.	Mortgage Asset Commitment,
e.	Mortgage Asset Cut-Off Date Balance,
f.	Mortgage Asset Balloon Balance,
g.	Mortgage Asset Margin,
h.	LIBOR Floor and
i.	Interest Accrual Basis,

of each Whole Loan and Mortgage Asset, as applicable, all as shown on the Final Data File, a LIBOR assumption of 2.3000% for each 1M LIBOR Mortgage Asset and a LIBOR assumption of 2.5400% for each 3M LIBOR Mortgage Asset, as applicable, both of which were provided by the Collateral Manager, on behalf of the Issuer, and the calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 13., we recalculated the:

i.	Whole Loan Commitment Annual Debt Service Payment,
ii.	Whole Loan Annual Debt Service at Cut-off,
iii.	Mortgage Asset Commitment Annual Debt Service Payment and
iv.	Mortgage Asset Annual Debt Service at Cut-off

of each Whole Loan and Mortgage Asset, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Commitment Annual Debt Service Payment” of each Whole Loan as the product of the:

a.	Whole Loan Commitment, as shown on the Final Data File,
b.	Sum of the:
i.	Whole Loan Margin, as shown on the Final Data File, and
ii.	Greater of the:
(a)	LIBOR Floor, as shown on the Final Data File and
(b)	LIBOR assumption of 2.3000% for each 1M LIBOR Mortgage Asset or LIBOR assumption of 2.5400% for each 3M LIBOR Mortgage Asset, as applicable, both of which were provided by the Collateral Manager, on behalf of the Issuer, and
c.	365/360.

Attachment A Page 9 of 25

13. (continued)

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Annual Debt Service at Cut-off” of each Whole Loan as the product of the:

a.	Whole Loan Cut-Off Date Balance, as shown on the Final Data File,
b.	Sum of the:
i.	Whole Loan Margin, as shown on the Final Data File, and
ii.	Greater of the:
(a)	LIBOR Floor, as shown on the Final Data File and
(b)	LIBOR assumption of 2.3000% for each 1M LIBOR Mortgage Asset or LIBOR assumption of 2.5400% for each 3M LIBOR Mortgage Asset, as applicable, both of which were provided by the Collateral Manager, on behalf of the Issuer, and
c.	365/360.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Asset Commitment Annual Debt Service Payment” of each Mortgage Asset as the product of the:

a.	Mortgage Asset Commitment, as shown on the Final Data File,
b.	Sum of the:
i.	Mortgage Asset Margin, as shown on the Final Data File, and
ii.	Greater of the:
(a)	LIBOR Floor, as shown on the Final Data File and
(b)	LIBOR assumption of 2.3000% for each 1M LIBOR Mortgage Asset or LIBOR assumption of 2.5400% for each 3M LIBOR Mortgage Asset, as applicable, both of which were provided by the Collateral Manager, on behalf of the Issuer, and
c.	365/360.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Asset Annual Debt Service at Cut-off” of each Mortgage Asset as the product of the:

a.	Mortgage Asset Cut-Off Date Balance, as shown on the Final Data File,
b.	Sum of the:
i.	Mortgage Asset Margin, as shown on the Final Data File, and
ii.	Greater of the:
(a)	LIBOR Floor, as shown on the Final Data File and
(b)	The LIBOR assumption of 2.3000% for each 1M LIBOR Mortgage Asset or LIBOR assumption of 2.5400% for each 3M LIBOR Mortgage Asset, as applicable, both of which were provided by the Collateral Manager, on behalf of the Issuer, and
c.	365/360.

Attachment A Page 10 of 25

13. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 13.

14.	Using the:
a.	Mortgage Asset Commitment,
b.	Mortgage Asset Cut-Off Date Balance,
c.	Mortgage Asset Balloon Balance and
d.	Number of Units

of each Mortgage Asset, all as shown on the Final Data File, we recalculated the “Mortgage Asset Commitment / Unit,” “Mortgage Asset Cut-off Date
Balance / Unit” and “Mortgage Asset Balloon Balance / Unit” of each Mortgage Asset.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Minimum Interest Payment and
b.	Interest Paid as of Cut-Off Date (Up to MI)

of each Stated Minimum Interest Amount Mortgage Asset (as defined in Note 6 on Exhibit 1 to Attachment A), both as shown on the Final Data File, we recalculated the “Minimum Interest Remaining” of each Stated Minimum Interest Amount Mortgage Asset as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Asset that is not a Stated Minimum Interest Amount Mortgage Asset, the Collateral Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Minimum Interest Remaining” characteristic.

Attachment A Page 11 of 25

16.	Using the:
a.	Minimum Interest Remaining,
b.	Whole Loan Commitment,
c.	Whole Loan Margin,
d.	LIBOR Floor and
e.	Seasoning

of each Stated Minimum Interest Amount Mortgage Asset, all as shown on the Final Data File, a LIBOR assumption of 2.3000% for each 1M LIBOR Mortgage Asset or a LIBOR assumption of 2.5400% for each 3M LIBOR Mortgage Asset, as applicable, both of which were provided by the Collateral Manager, on behalf of the Issuer, and the calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in the succeeding paragraphs of this Item 16., we recalculated the “Remaining Prepayment Provision” and “Original Prepayment Provision” for each Stated Minimum Interest Amount Mortgage Asset (except for the Mortgage Assets described in the fourth paragraph of this Item 16.). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to calculate the number of payments in the minimum interest period for the “Remaining Prepayment Provision” of each Stated Minimum Interest Amount Mortgage Asset (except for the Mortgage Assets described in the fourth paragraph of this Item 16.) as the quotient of the:

a.	Minimum Interest Remaining, as shown on the Final Data File, divided by
b.	Product of the:
i.	Whole Loan Commitment, as shown on the Final Data File,
ii.	Sum of the:

(a)        Whole Loan Margin, as shown on the Final Data File and

(b)       Greater of the:

(i)       LIBOR Floor, as shown on the Final Data File, and

(ii)       LIBOR assumption of 2.3000% for each 1M LIBOR Mortgage Asset or LIBOR assumption of 2.5400% for each 3M LIBOR Mortgage Asset, as applicable, both of which were provided by the Collateral Manager, on behalf of the Issuer,

(such sum, the “Most Recent Whole Loan Interest Rate”),

iii.	1/12 and
iv.	365/360,

rounded down to the nearest integer.

Attachment A Page 12 of 25

16. (continued)

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to calculate the number of payments in the minimum interest period for the “Original Prepayment Provision” of each Stated Minimum Interest Amount Mortgage Asset (except for the Mortgage Assets described in the fourth paragraph of this Item 16.) as the sum of the:

a.	Number of payments in the minimum interest period of the “Remaining Prepayment Provision” and
b.	Seasoning,

both as shown on the Final Data File.

For each Mortgage Asset with Recalculated Characteristic Provided Values for the “Remaining Prepayment Provision” and/or “Original Prepayment Provision” characteristics, as shown on Exhibit 3 to Attachment A, the Collateral Manager, on behalf of the Issuer, instructed us to use the information in the “Recalculated Characteristic Provided Value” column for the applicable characteristics, as shown on Exhibit 3 to Attachment A. We performed no procedures to determine the accuracy, completeness or reasonableness of the Recalculated Characteristic Provided Values or the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 16.

For the purpose of comparing the “Remaining Prepayment Provision” and “Original Prepayment Provision” characteristics for each Mortgage Asset that is not a Stated Minimum Interest Amount Mortgage Asset, the Collateral Manager, on behalf of the Issuer, instructed us to use:

a.	Information on the Final Data File, as applicable,
b.	The corresponding information, as shown in the loan agreement and/or loan modification agreement Source Document(s), as applicable,
c.	The number of payment dates (including the “Initial Maturity Date,” as applicable) and not the number of full interest accrual periods and
d.	Instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to consider any payment date on which only the “Loan Exit Fee,” as described in the applicable Source Document, will be due as a payment date in the open period.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 16. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 25

17.	Using the:
a.	Mortgage Asset Cut-Off Date Balance,
b.	Whole Loan Cut-Off Date Balance and
c.	As-Is Appraised Value

of each Whole Loan and Mortgage Asset, as applicable, (except for the Mortgage Assets described in the third paragraph of this Item 17.) all as shown on the Final Data File, and the Non-Trust Pari Passu Participation Cut-Off Date Balance, as shown on the participation schedule Source Document, as applicable, we recalculated the “Mortgage Asset Cut-off Date Balance As-Is LTV” and “Whole Loan Cut-Off Date Balance As-Is LTV” of each Whole Loan and Mortgage Asset, as applicable.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Asset Cut-off Date Balance As-Is LTV” as the quotient of the:

a.	Sum of the:
i.	Mortgage Asset Cut-off Date Balance, as shown on the Final Data File, and
ii.	Non-Trust Pari Passu Participation Cut-Off Date Balance, as shown on the participation schedule Source Document, divided by
b.	As-Is Appraised Value, as shown on the Final Data File.

For each Mortgage Asset with Recalculated Characteristic Provided Values for the “Mortgage Asset Cut-off Date Balance As-Is LTV” and/or “Whole Loan Cut-Off Date Balance As-Is LTV” characteristics, as shown on Exhibit 3 to Attachment A, the Collateral Manager, on behalf of the Issuer, instructed us to use the information in the “Recalculated Characteristic Provided Value” column for the applicable characteristics, as shown on Exhibit 3 to Attachment A. We performed no procedures to determine the accuracy, completeness or reasonableness of the Recalculated Characteristic Provided Values or the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 17.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the “Mortgage Asset Cut-off Date Balance As-Is LTV” and “Whole Loan Cut-Off Date Balance As-Is LTV” to the nearest 1/10th of one percent.

Attachment A Page 14 of 25

18.	Using the:
a.	Mortgage Asset Balloon Balance,
b.	Whole Loan Balloon Balance and
c.	Stabilized Appraised Value

of each Whole Loan and Mortgage Asset, as applicable, (except for the Mortgage Assets described in the third paragraph of this Item 18.) all as shown on the Final Data File, and the Non-Trust Pari Passu Participation Cut-Off Date Balance, as shown on the participation schedule Source Document, we recalculated the “Mortgage Asset Commitment Stabilized LTV” and “Whole Loan Commitment Stabilized LTV” of each Whole Loan and Mortgage Asset, as applicable.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Asset Commitment Stabilized LTV” as the quotient of the:

a.	Sum of the:
i.	Mortgage Asset Balloon Balance, as shown on the Final Data File, and
ii.	Non-Trust Pari Passu Participation Cut-Off Date Balance, as shown on the participation schedule Source Document, divided by
b.	Stabilized Appraised Value, as shown on the Final Data File.

For each Mortgage Asset with Recalculated Characteristic Provided Values for the “Mortgage Asset Commitment Stabilized LTV” and/or “Whole Loan Commitment Stabilized LTV” characteristics, as shown on Exhibit 3 to Attachment A, the Collateral Manager, on behalf of the Issuer, instructed us to use the information in the “Recalculated Characteristic Provided Value” column for the applicable characteristics, as shown on Exhibit 3 to Attachment A. We performed no procedures to determine the accuracy, completeness or reasonableness of the Recalculated Characteristic Provided Values or the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 18.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the “Mortgage Asset Commitment Stabilized LTV” and “Whole Loan Commitment Stabilized LTV” to the nearest 1/10th of one percent.

Attachment A Page 15 of 25

19.	For each Mortgage Asset (except for the Mortgage Assets described in the third paragraph of this Item 19.), we recalculated the “Mortgage Asset Cut-Off Date Balance Underwritten NOI DSCR” as the quotient of the:
a.	Underwritten NOI, as shown on the Final Data File, divided by
b.	Product of the:
i.	Sum of the:

(a)       Mortgage Asset Cut-Off Date Balance, as shown on the Final Data File, and

(b)       Non-Trust Pari Passu Participation Cut-Off Date Balance, as shown on the participation schedule Source Document,

ii.	Most Recent Mortgage Asset Interest Rate, as shown on the Final Data File, and
iii.	365/360

(such product, the “Total Senior Participation Annual Debt Service at Cut-off”).

For each Whole Loan (except for the Whole Loans related to the Mortgage Assets described in the third paragraph of this Item 19.), we recalculated the “Whole Loan Cut-Off Date Balance Underwritten NOI DSCR” as the quotient of the:

a.	Underwritten NOI divided by
b.	Whole Loan Annual Debt Service at Cut-off,

both as shown on the Final Data File.

For each Mortgage Asset with Recalculated Characteristic Provided Values for the “Mortgage Asset Cut-Off Date Balance Underwritten NOI DSCR” and/or “Whole Loan Cut-Off Date Balance Underwritten NOI DSCR” characteristics, as shown on Exhibit 3 to Attachment A, the Collateral Manager, on behalf of the Issuer, instructed us to use the information in the “Recalculated Characteristic Provided Value” column for the applicable characteristics, as shown on Exhibit 3 to Attachment A. We performed no procedures to determine the accuracy, completeness or reasonableness of the Recalculated Characteristic Provided Values or the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 19.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the “Mortgage Asset Cut-Off Date Balance Underwritten NOI DSCR” and “ Whole Loan Cut-Off Date Balance Underwritten NOI DSCR” to two decimal places.

Attachment A Page 16 of 25

20.	For each Mortgage Asset (except for the Mortgage Assets described in the third paragraph of this Item 20.), we recalculated the “Mortgage Asset Cut-Off Date Balance Underwritten NCF DSCR” as the quotient of the:
a.	Underwritten NCF, as shown on the Final Data File, divided by
b.	Total Senior Participation Annual Debt Service at Cut-off, as calculated in Item 19.

For each Whole Loan (except for the Whole Loans related to the Mortgage Assets described in the third paragraph of this Item 20.), we recalculated the “Whole Loan Cut-Off Date Balance Underwritten NCF DSCR” as the quotient of the:

a.	Underwritten NCF divided by
b.	Whole Loan Annual Debt Service at Cut-off,

both as shown on the Final Data File.

For each Mortgage Asset with Recalculated Characteristic Provided Values for the “Mortgage Asset Cut-Off Date Balance Underwritten NCF DSCR” and/or “Whole Loan Cut-Off Date Balance Underwritten NCF DSCR” characteristics, as shown on Exhibit 3 to Attachment A, the Collateral Manager, on behalf of the Issuer, instructed us to use the information in the “Recalculated Characteristic Provided Value” column for the applicable characteristics, as shown on Exhibit 3 to Attachment A. We performed no procedures to determine the accuracy, completeness or reasonableness of the Recalculated Characteristic Provided Values or the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 20.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the “Mortgage Asset Cut-Off Date Balance Underwritten NCF DSCR” and “ Whole Loan Cut-Off Date Balance Underwritten NCF DSCR” to two decimal places.

21.	For each Mortgage Asset (except for the Mortgage Assets described in the third paragraph of this Item 21.), we recalculated the “Mortgage Asset Commitment Stabilized Underwritten NOI DSCR” as the quotient of the:
a.	Underwritten Stabilized NOI, as shown on the Final Data File, divided by
b.	Product of the:
i.	Sum of the:
(a)	Mortgage Asset Balloon Balance, as shown on the Final Data File, and
(b)	Non-Trust Pari Passu Participation Cut-Off Date Balance, as shown on the participation schedule Source Document,
ii.	Most Recent Mortgage Asset Interest Rate, as shown on the Final Data File, and
iii.	365/360.

(such product, the “Total Senior Participation Annual Debt Service at Stabilization”).

Attachment A Page 17 of 25

21. (continued)

For each Whole Loan (except for the Whole Loans related to the Mortgage Assets described in the third paragraph of this Item 21.), we recalculated the “Whole Loan Commitment Stabilized Underwritten NOI DSCR” as the quotient of the:

a.	Underwritten Stabilized NOI, as shown on the Final Data File, divided by
b.	Product of the:
i.	Whole Loan Balloon Balance, as shown on the Final Data File,
ii.	Most Recent Whole Loan Interest Rate, as calculated in Item 16., and
iii.	365/360

(such product, the “Whole Loan Annual Debt Service at Stabilization”).

For each Mortgage Asset with Recalculated Characteristic Provided Values for the “Mortgage Asset Commitment Stabilized Underwritten NOI DSCR” and/or “Whole Loan Commitment Stabilized Underwritten NOI DSCR” characteristics, as shown on Exhibit 3 to Attachment A, the Collateral Manager, on behalf of the Issuer, instructed us to use the information in the “Recalculated Characteristic Provided Value” column for the applicable characteristics, as shown on Exhibit 3 to Attachment A. We performed no procedures to determine the accuracy, completeness or reasonableness of the Recalculated Characteristic Provided Values or the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 21.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the “Mortgage Asset Commitment Stabilized Underwritten NOI DSCR” and “Whole Loan Commitment Stabilized Underwritten NOI DSCR” to two decimal places.

Attachment A Page 18 of 25

22.	For each Mortgage Asset (except for the Mortgage Assets described in the third paragraph of this Item 22.), we recalculated the “Mortgage Asset Commitment Stabilized Underwritten NCF DSCR” as the quotient of the:
a.	Underwritten Stabilized NCF, as shown on the Final Data File, divided by
b.	Total Senior Participation Annual Debt Service at Stabilization, as calculated in Item 21.

For each Whole Loan (except for the Whole Loans related to the Mortgage Assets described in the third paragraph of this Item 22.), we recalculated the “Whole Loan Commitment Stabilized Underwritten NCF DSCR” as the quotient of the:

a.	Underwritten Stabilized NCF, as shown on the Final Data File, divided by
b.	Whole Loan Annual Debt Service at Stabilization, as calculated in Item 21.

For each Mortgage Asset with Recalculated Characteristic Provided Values for the “Mortgage Asset Commitment Stabilized Underwritten NCF DSCR” and/or “Whole Loan Commitment Stabilized Underwritten NCF DSCR” characteristics, as shown on Exhibit 3 to Attachment A, the Collateral Manager, on behalf of the Issuer, instructed us to use the information in the “Recalculated Characteristic Provided Value” column for the applicable characteristics, as shown on Exhibit 3 to Attachment A. We performed no procedures to determine the accuracy, completeness or reasonableness of the Recalculated Characteristic Provided Values or the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 22.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the “Mortgage Asset Commitment Stabilized Underwritten NCF DSCR” and “Whole Loan Commitment Stabilized Underwritten NCF DSCR” to two decimal places.

23.        Using the:

a.	Underwritten NOI,
b.	Mortgage Asset Cut-Off Date Balance and
c.	Whole Loan Cut-Off Date Balance

of each Whole Loan and Mortgage Asset, as applicable, (except for the Mortgage Assets and the Whole Loans described in the third paragraph of this Item 23.) all as shown on the Final Data File, and the Non-Trust Pari Passu Participation Cut-Off Date Balance, as shown on the participation schedule Source Document, we recalculated the “Mortgage Asset Cut-Off Date Balance Underwritten NOI Debt Yield” and “Whole Loan Cut-Off Date Balance Underwritten NOI Debt Yield.”

Attachment A Page 19 of 25

23. (continued)

For each Mortgage Asset, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Asset Cut-Off Date Balance Underwritten NOI Debt Yield” as the quotient of the:

a.	Underwritten NOI, as shown on the Final Data File, divided by
b.	Sum of the:
i.	Mortgage Asset Cut-off Date Balance, as shown on the Final Data File, and
ii.	Non-Trust Pari Passu Cut-off Date Balance, as shown on the participation schedule Source Document.

For each Mortgage Asset with Recalculated Characteristic Provided Values for the “Mortgage Asset Cut-Off Date Balance Underwritten NOI Debt Yield” and/or “Whole Loan Cut-Off Date Balance Underwritten NOI Debt Yield” characteristics, as shown on Exhibit 3 to Attachment A, the Collateral Manager, on behalf of the Issuer, instructed us to use the information in the “Recalculated Characteristic Provided Value” column for the applicable characteristics, as shown on Exhibit 3 to Attachment A. We performed no procedures to determine the accuracy, completeness or reasonableness of the Recalculated Characteristic Provided Values or the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 23.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the “Mortgage Asset Cut-Off Date Balance Underwritten NOI Debt Yield” and “Whole Loan Cut-Off Date Balance Underwritten NOI Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 20 of 25

24.	Using the:
a.	Underwritten NCF,
b.	Mortgage Asset Cut-Off Date Balance and
c.	Whole Loan Cut-Off Date Balance

of each Whole Loan and Mortgage Asset, as applicable, (except for the Mortgage Assets and the Whole Loans described in the third paragraph of this Item 24.) all as shown on the Final Data File, and the Non-Trust Pari Passu Participation Cut-Off Date Balance, as shown on the participation schedule Source Document, we recalculated the “Mortgage Asset Cut-Off Date Balance Underwritten NCF Debt Yield” and “Whole Loan Cut-Off Date Balance Underwritten NCF Debt Yield.”

For each Mortgage Asset, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Asset Cut-Off Date Balance Underwritten NCF Debt Yield” as the quotient of the:

a.	Underwritten NCF, as shown on the Final Data File, divided by
b.	Sum of the:
i.	Mortgage Asset Cut-off Date Balance, as shown on the Final Data File, and
ii.	Non-Trust Pari Passu Cut-off Date Balance, as shown on the participation schedule Source Document.

For each Mortgage Asset with Recalculated Characteristic Provided Values for the “Mortgage Asset Cut-Off Date Balance Underwritten NCF Debt Yield” and/or “Whole Loan Cut-Off Date Balance Underwritten NCF Debt Yield characteristics, as shown on Exhibit 3 to Attachment A, the Collateral Manager, on behalf of the Issuer, instructed us to use the information in the “Recalculated Characteristic Provided Value” column for the applicable characteristics, as shown on Exhibit 3 to Attachment A. We performed no procedures to determine the accuracy, completeness or reasonableness of the Recalculated Characteristic Provided Values or the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 24.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the “Mortgage Asset Cut-Off Date Balance Underwritten NCF Debt Yield” and “Whole Loan Cut-Off Date Balance Underwritten NCF Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 21 of 25

25.	Using the:
a.	Underwritten Stabilized NOI,
b.	Mortgage Asset Balloon Balance and
c.	Whole Loan Balloon Balance

of each Whole Loan and Mortgage Asset, as applicable, (except for the Mortgage Assets described in the third paragraph of this Item 25.) all as shown on the Final Data File, and the Non-Trust Pari Passu Participation Cut-Off Date Balance, as shown on the participation schedule Source Document, we recalculated the “Mortgage Asset Commitment Stabilized Underwritten NOI Debt Yield” and “Whole Loan Commitment Stabilized Underwritten NOI Debt Yield.”

For each Mortgage Asset, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Asset Commitment Stabilized Underwritten NOI Debt Yield” as the quotient of the:

a.	Underwritten Stabilized NOI, as shown on the Final Data File, divided by
b.	Sum of the:
i.	Mortgage Asset Balloon Balance, as shown on the Final Data File, and
ii.	Non-Trust Pari Passu Cut-off Date Balance, as shown on the participation schedule Source Document.

For each Mortgage Asset with Recalculated Characteristic Provided Values for the “Mortgage Asset Commitment Stabilized Underwritten NOI Debt Yield” and/or “Whole Loan Commitment Stabilized Underwritten NOI Debt Yield” characteristics, as shown on Exhibit 3 to Attachment A, the Collateral Manager, on behalf of the Issuer, instructed us to use the information in the “Recalculated Characteristic Provided Value” column for the applicable characteristics, as shown on Exhibit 3 to Attachment A. We performed no procedures to determine the accuracy, completeness or reasonableness of the Recalculated Characteristic Provided Values or the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 25.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the “Mortgage Asset Commitment Stabilized Underwritten NOI Debt Yield” and “Whole Loan Commitment Stabilized Underwritten NOI Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 22 of 25

26.	Using the:
a.	Underwritten Stabilized NCF,
b.	Mortgage Asset Balloon Balance and
c.	Whole Loan Balloon Balance

of each Whole Loan and Mortgage Asset, as applicable, (except for the Mortgage Assets described in the third paragraph of this Item 26.) all as shown on the Final Data File, and the Non-Trust Pari Passu Participation Cut-Off Date Balance, as shown on the participation schedule Source Document, we recalculated the “Mortgage Asset Commitment Stabilized Underwritten NCF Debt Yield” and “Whole Loan Commitment Stabilized Underwritten NCF Debt Yield.”

For each Mortgage Asset, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Asset Commitment Stabilized Underwritten NCF Debt Yield” as the quotient of the:

a.	Underwritten Stabilized NCF, as shown on the Final Data File, divided by
b.	Sum of the:
i.	Mortgage Asset Balloon Balance, as shown on the Final Data File, and
ii.	Non-Trust Pari Passu Cut-off Date Balance, as shown on the participation schedule Source Document.

For each Mortgage Asset with Recalculated Characteristic Provided Values for the “Mortgage Asset Commitment Stabilized Underwritten NCF Debt Yield” and/or “Whole Loan Commitment Stabilized Underwritten NCF Debt Yield” characteristics, as shown on Exhibit 3 to Attachment A, the Collateral Manager, on behalf of the Issuer, instructed us to use the information in the “Recalculated Characteristic Provided Value” column for the applicable characteristics, as shown on Exhibit 3 to Attachment A. We performed no procedures to determine the accuracy, completeness or reasonableness of the Recalculated Characteristic Provided Values or the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 26.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the “Mortgage Asset Commitment Stabilized Underwritten NCF Debt Yield” and “Whole Loan Commitment Stabilized Underwritten NCF Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 23 of 25

27.	Using the “Mortgage Asset Cut-Off Date Balance” of the Mortgage Assets, as shown on the Final Data File, we recalculated the “% of Total Mortgage Asset Cut-off Date Balance” of each Mortgage Asset. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

28.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 28.,

we recalculated the “Total / Weighted Average” information for the:

i.	Whole Loan Commitment,
ii.	Mortgage Asset Commitment,
iii.	Whole Loan Cut-Off Date Balance,
iv.	Mortgage Asset Cut-Off Date Balance,
v.	Mortgage Asset Future Funding at Cut-Off,
vi.	Whole Loan Commitment Annual Debt Service Payment ,
vii.	Mortgage Asset Annual Debt Service at Cut-off,
viii.	Mortgage Asset Commitment Annual Debt Service Payment,
ix.	Whole Loan Balloon Balance,
x.	Mortgage Asset Balloon Balance,
xi.	% of Total Mortgage Asset Cut-off Date Balance,
xii.	Most Recent Mortgage Asset Interest Rate,
xiii.	Whole Loan Margin,
xiv.	Mortgage Asset Margin,
xv.	Mortgage Asset Cut-off Date Balance As-Is LTV,
xvi.	Mortgage Asset Commitment Stabilized LTV,
xvii.	Whole Loan Cut-Off Date Balance As-Is LTV,
xviii.	Whole Loan Commitment Stabilized LTV,
xix.	Mortgage Asset Cut-Off Date Balance Underwritten NOI DSCR,
xx.	Mortgage Asset Cut-Off Date Balance Underwritten NCF DSCR,
xxi.	Whole Loan Cut-Off Date Balance Underwritten NOI DSCR,
xxii.	Whole Loan Cut-Off Date Balance Underwritten NCF DSCR,
xxiii.	Mortgage Asset Cut-Off Date Balance Underwritten NOI Debt Yield,
xxiv.	Mortgage Asset Cut-Off Date Balance Underwritten NCF Debt Yield,
xxv.	Whole Loan Cut-Off Date Balance Underwritten NOI Debt Yield,
xxvi.	Whole Loan Cut-Off Date Balance Underwritten NCF Debt Yield,
xxvii.	Mortgage Asset Commitment Stabilized Underwritten NOI DSCR,
xxviii.	Mortgage Asset Commitment Stabilized Underwritten NCF DSCR,
xxix.	Whole Loan Commitment Stabilized Underwritten NOI DSCR,
xxx.	Whole Loan Commitment Stabilized Underwritten NCF DSCR,
xxxi.	Mortgage Asset Commitment Stabilized Underwritten NOI Debt Yield,
xxxii.	Mortgage Asset Commitment Stabilized Underwritten NCF Debt Yield,
xxxiii.	Whole Loan Commitment Stabilized Underwritten NOI Debt Yield and

Attachment A Page 24 of 25

28. (continued)

xxxiv.   Whole Loan Commitment Stabilized Underwritten NCF Debt Yield characteristics.

The Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the values corresponding to the Mortgage Assets for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Whole Loan Commitment,
b.	Mortgage Asset Commitment,
c.	Whole Loan Cut-Off Date Balance,
d.	Mortgage Asset Cut-Off Date Balance,
e.	Mortgage Asset Future Funding at Cut-Off,
f.	Whole Loan Commitment Annual Debt Service Payment,
g.	Mortgage Asset Annual Debt Service at Cut-off,
h.	Mortgage Asset Commitment Annual Debt Service Payment,
i.	Whole Loan Balloon Balance,
j.	Mortgage Asset Balloon Balance and
k.	% of Total Mortgage Asset Cut-off Date Balance

characteristics.

The Collateral Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Mortgage Assets, weighted by the “Mortgage Asset Cut-off Date Balance,” for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Mortgage Asset Margin,
b.	Most Recent Mortgage Asset Interest Rate,
c.	Mortgage Asset Cut-off Date Balance As-Is LTV,
d.	Mortgage Asset Commitment Stabilized LTV,
e.	Mortgage Asset Cut-Off Date Balance Underwritten NOI DSCR,
f.	Mortgage Asset Cut-Off Date Balance Underwritten NCF DSCR,
g.	Mortgage Asset Cut-Off Date Balance Underwritten NOI Debt Yield,
h.	Mortgage Asset Cut-Off Date Balance Underwritten NCF Debt Yield,
i.	Mortgage Asset Commitment Stabilized Underwritten NOI DSCR,
j.	Mortgage Asset Commitment Stabilized Underwritten NCF DSCR,
k.	Mortgage Asset Commitment Stabilized Underwritten NOI Debt Yield and
l.	Mortgage Asset Commitment Stabilized Underwritten NCF Debt Yield

characteristics.

Attachment A Page 25 of 25

28. (continued)

The Collateral Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Whole Loans, weighted by the “Whole Loan Cut-off Date Balance,” for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Whole Loan Margin,
b.	Whole Loan Cut-Off Date Balance As-Is LTV,
c.	Whole Loan Commitment Stabilized LTV,
d.	Whole Loan Cut-Off Date Balance Underwritten NOI DSCR,
e.	Whole Loan Cut-Off Date Balance Underwritten NCF DSCR,
f.	Whole Loan Cut-Off Date Balance Underwritten NOI Debt Yield,
g.	Whole Loan Cut-Off Date Balance Underwritten NCF Debt Yield,
h.	Whole Loan Commitment Stabilized Underwritten NOI DSCR,
i.	Whole Loan Commitment Stabilized Underwritten NCF DSCR,
j.	Whole Loan Commitment Stabilized Underwritten NOI Debt Yield and
k.	Whole Loan Commitment Stabilized Underwritten NCF Debt Yield

characteristics.

Exhibit 1 to Attachment A Page 1 of 12

Compared Characteristics and Source Documents (see Note 8)

Mortgaged Property Information:

Characteristic	Source Document(s)
Property Address (see Note 1)	Appraisal Report, Engineering Report or Environmental Report
Property City (see Note 1)	Appraisal Report, Engineering Report or Environmental Report
Property State (see Note 1)	Appraisal Report, Engineering Report or Environmental Report
Property Zip Code	USPS Internet Site , Appraisal Report, Engineering Report or Environmental Report
County (see Note 1)	Appraisal Report, Engineering Report or Environmental Report or USPS Internet Site
Year Built (see Note 3)	Appraisal Report or Engineering Report
Year Renovated (see Note 3)	Appraisal Report or Engineering Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Unit of Measure	Rent Roll or Appraisal Report
Units or Square Feet	Rent Roll or Appraisal Report
Most Recent Occupancy (see Note 2)	Rent Roll
Most Recent Occupancy Date	Rent Roll

Third Party Information: (see Note 4)

Characteristic	Source Document(s)
FIRREA Appraisal (Y/N)	Appraisal Report
As-Is Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value Date	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Engineering Report Date	Engineering Report, Construction Progress Monitoring Report or Capital Needs Assessments
Environmental Report Date	Environmental Report
Environmental Report Date (Phase II)	Environmental Report
Environmental Insurance	Environmental Report
Seismic Report Date (see Note 3)	Seismic Report
Seismic PML % (see Note 3)	Seismic Report
Seismic Insurance Required (see Note 3)	Seismic Report
Appraisal As-Is Revenues	Appraisal Report
Appraisal As-Is Expenses	Appraisal Report
Appraisal As-Is NOI (see Note 5)	Appraisal Report

Exhibit 1 to Attachment A Page 2 of 12

Third Party Information: (continued)

Characteristic	Source Document
Appraisal As-Is Reserves	Appraisal Report
Appraisal As-Is NCF (see Note 5)	Appraisal Report
Appraisal Stabilized Revenues	Appraisal Report
Appraisal Stabilized Expenses	Appraisal Report
Appraisal Stabilized NOI (see Note 5)	Appraisal Report
Appraisal Stabilized Reserves	Appraisal Report
Appraisal Stabilized NCF (see Note 5)	Appraisal Report

Underwriting Information: (see Note 4)

Characteristic	Source Document
Most Recent Period	Underwritten Cash Flow Summary
Most Recent Revenues	Underwritten Cash Flow Summary
Most Recent Expenses	Underwritten Cash Flow Summary
Most Recent NOI	Underwritten Cash Flow Summary
Most Recent NCF	Underwritten Cash Flow Summary
Second Most Recent Period	Underwritten Cash Flow Summary
Second Most Recent Revenues	Underwritten Cash Flow Summary
Second Most Recent Expenses	Underwritten Cash Flow Summary
Second Most Recent NOI	Underwritten Cash Flow Summary
Second Most Recent NCF	Underwritten Cash Flow Summary
Second Most Recent Occupancy	Underwritten Cash Flow Summary
Third Most Recent Period	Underwritten Cash Flow Summary
Third Most Recent Revenues	Underwritten Cash Flow Summary
Third Most Recent Expenses	Underwritten Cash Flow Summary
Third Most Recent NOI	Underwritten Cash Flow Summary
Third Most Recent NCF	Underwritten Cash Flow Summary
Third Most Recent Occupancy	Underwritten Cash Flow Summary
Underwritten Revenues (see Note 3)	Underwritten Cash Flow Summary
Underwritten Expenses (see Note 3)	Underwritten Cash Flow Summary
Underwritten NOI (see Note 3)	Underwritten Cash Flow Summary
Underwritten Reserves (see Note 3)	Underwritten Cash Flow Summary
Underwritten NCF (see Note 3)	Underwritten Cash Flow Summary
Underwritten TI/LC	Underwritten Cash Flow Summary
Underwritten Occupancy (see Note 3)	Underwritten Cash Flow Summary
Underwritten Stabilized Revenues (see Note 3)	Underwritten Cash Flow Summary
Underwritten Stabilized Expenses (see Note 3)	Underwritten Cash Flow Summary
Underwritten Stabilized NOI (see Note 3)	Underwritten Cash Flow Summary

Exhibit 1 to Attachment A Page 3 of 12

Underwriting Information: (continued)

Characteristic	Source Document
Underwritten Stabilized Reserves (see Note 3)	Underwritten Cash Flow Summary
Underwritten Stabilized NCF (see Note 3)	Underwritten Cash Flow Summary
Underwritten Stabilized Occupancy (see Note 3)	Underwritten Cash Flow Summary

Major Tenant Information:

Characteristic	Source Document
Single Tenant (Y/N)	Rent Roll
Largest Tenant Name	Rent Roll
Largest Tenant Square Feet	Rent Roll
Largest Tenant Expiration Date	Rent Roll
2nd Largest Tenant Name	Rent Roll
2nd Largest Tenant Square Feet	Rent Roll
2nd Largest Tenant Expiration Date	Rent Roll
3rd Largest Tenant Name	Rent Roll
3rd Largest Tenant Square Feet	Rent Roll
3rd Largest Tenant Expiration Date	Rent Roll
4th Largest Tenant Name	Rent Roll
4th Largest Tenant Square Feet	Rent Roll
4th Largest Tenant Expiration Date	Rent Roll
5th Largest Tenant Name	Rent Roll
5th Largest Tenant Square Feet	Rent Roll
5th Largest Tenant Expiration Date	Rent Roll

Reserve and Escrow Information:

Characteristic	Source Document(s)
Tax Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
Initial Tax Reserve	Settlement Statement, Loan Agreement or Loan Modification Agreement
Tax Escrow Balance at Cut-off	Servicer Report
Tax Escrow (Monthly)	Servicer Report
Springing Tax Escrow Description	Loan Agreement or Loan Modification Agreement
Insurance Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
Initial Insurance Reserve	Settlement Statement, Loan Agreement or Loan Modification Agreement
Insurance Escrow Balance at Cut-off	Servicer Report

Exhibit 1 to Attachment A Page 4 of 12

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)
Insurance Escrow (Monthly)	Servicer Report
Springing Insurance Escrow Description	Loan Agreement or Loan Modification Agreement
Other Escrow Initial	Settlement Statement, Loan Agreement or Loan Modification Agreement
Other Escrow Balance at Cut-off	Servicer Report
Other Reserve (Monthly)	Servicer Report
Other Reserve Description	Loan Agreement or Loan Modification Agreement
Initial Capital Improvement Reserve	Settlement Statement, Loan Agreement or Loan Modification Agreement
Capital Improvement Reserve at Cut-off Date	Servicer Report
Environmental Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
Initial Replacement Reserve	Settlement Statement, Loan Agreement or Loan Modification Agreement
Replacement Reserve Balance at Cut-off	Servicer Report
Replacement Reserve (Monthly)	Loan Agreement or Servicer Report
Springing Replacement Reserve Description	Loan Agreement or Loan Modification Agreement
Initial TI/LC Reserve	Settlement Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve (Monthly)	Servicer Report

Mortgage Asset and Whole Loan Information:

Characteristic	Source Document(s)
Borrower Name	Loan Agreement
Sponsors	Loan Agreement or Guaranty Agreement
Note Date (see Note 9)	Loan Agreement
Originator	Loan Agreement
First Payment Date (see Notes 3 and 9)	Loan Agreement
Initial Maturity Date	Loan Agreement or Loan Modification Agreement
Extension Options	Loan Agreement or Loan Modification Agreement
Fully Extended Maturity Date	Loan Agreement or Loan Modification Agreement
First Extension Fee	Loan Agreement or Loan Modification Agreement
First Extension Period	Loan Agreement or Loan Modification Agreement
Second Extension Fee	Loan Agreement or Loan Modification Agreement
Second Extension Period	Loan Agreement or Loan Modification Agreement
Third Extension Fee	Loan Agreement or Loan Modification Agreement
Third Extension Period	Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 5 of 12

Mortgage Asset and Whole Loan Information: (continued)

Characteristic	Source Document(s)

Rate Type	Loan Agreement or Loan Modification Agreement
Index	Loan Agreement or Loan Modification Agreement
LIBOR Floor	Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Loan Agreement
Amortization Type (Initial)	Loan Agreement or Loan Modification Agreement
Loan Exit Fee	Loan Agreement
Whole Loan Commitment	Loan Agreement, Loan Modification Agreement Promissory Note or Amended Promissory Note
Mortgage Asset Commitment	Loan Agreement or Loan Modification Agreement
Additional Financing Permitted in Future (Y/N)	Loan Agreement
Subordinate Debt	Loan Agreement or Subordinate Loan Agreement
Minimum Interest Payment (see Notes 3 and 6)	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Borrower Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
Independent Director (Y/N)	Loan Agreement
TIC (Y/N)	Loan Agreement
Whole Loan Margin	Loan Agreement
Mortgage Asset Margin	Loan Agreement
Margin Step-Ups	Loan Agreement
Property Manager	Management Agreement or Loan Agreement
Recourse Type	Loan Agreement or Guaranty Agreement
Recourse Provisions (see Note 3)	Loan Agreement, Guaranty Agreement or Completion Guaranty
Lockbox Type (see Note 7)	Loan Agreement or Deposit Account Control Agreement
Cash Management	Loan Agreement or Deposit Account Control Agreement
Lockbox Comments	Loan Agreement or Deposit Account Control Agreement
Ownership Interest	Title Policy
Lien Position	Title Policy
Annual Ground Lease Payment	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Expiration Date with Extensions	Ground Lease
Loan Purpose (see Note 3)	Loan Agreement or Settlement Statement
Future Funding Requirement	Loan Agreement
Amortization Period During Extension Periods	Loan Agreement

Exhibit 1 to Attachment A Page 6 of 12

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City,
c.	Property State and
d.	County

characteristics for each Mortgaged Property on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Most Recent Occupancy” characteristic for each Mortgage Asset on the Preliminary Data File with the “Property Type” characteristic as “Multifamily,” the Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Exclude units associated with commercial tenants, as applicable, and
b.	Include only units associated with multifamily tenants,

all as shown on the rent roll Source Document.

3.	For the Mortgage Assets listed in Table A1, the Collateral Manager, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristics listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Asset	Characteristic	Source Document Value	Provided Value

Hilton Canopy Portland Pearl District	Seismic Report Date Seismic PML % Seismic Insurance Required First Payment Date Minimum Interest Payment	<unable to determine> <unable to determine> <unable to determine> <unable to determine> $3,356,000	NAP NAP No 7/1/2016 $4,500,000

The Icon	Seismic Report Date Seismic PML % Seismic Insurance Required	<unable to determine> <unable to determine> <unable to determine>	NAP NAP No

HQ Flats Apartments	Year Built Seismic Report Date Seismic PML % Seismic Insurance Required	2018 <unable to determine> <unable to determine> <unable to determine>	2018-2019 NAP NAP No

Exhibit 1 to Attachment A Page 7 of 12

Notes: (continued)

3. (continued)

Table A1: (continued)
Mortgage Asset	Characteristic	Source Document Value	Provided Value

Prairie House Senior Living

Seismic Report Date

Seismic PML %

Seismic Insurance Required

Underwritten Stabilized Revenues

Underwritten Stabilized Expenses

Underwritten Stabilized NOI

Underwritten Stabilized Reserves

Underwritten Stabilized NCF

Underwritten Stabilized Occupancy

		<unable to determine> <unable to determine> <unable to determine> <unable to determine> <unable to determine> <unable to determine> <unable to determine> <unable to determine> <unable to determine>	NAP NAP No $6,057,754 $4,005,489 $2,052,265 $37,628 $2,014,637 92.0%

Avanti Senior Living at Towne Lake	Seismic Report Date Seismic PML % Seismic Insurance Required	<unable to determine> <unable to determine> <unable to determine>	NAP NAP No

Avanti Senior Living at Flower Mound	Seismic Report Date Seismic PML % Seismic Insurance Required	<unable to determine> <unable to determine> <unable to determine>	NAP NAP No

StorAmerica Self Storage Phoenix	Seismic Report Date Seismic PML % Seismic Insurance Required Underwritten Revenues Underwritten Expenses Underwritten NOI Underwritten Reserves Underwritten NCF Underwritten Occupancy	<unable to determine> <unable to determine> <unable to determine> ($259,596) $303,020 ($562,616) $10,757 ($573,373) 31.0%	NAP NAP No NAP NAP NAP NAP NAP NAP

The Woodlands Apartments	Seismic Report Date Seismic PML % Seismic Insurance Required	<unable to determine> <unable to determine> <unable to determine>	NAP NAP No

Apple Tree Apartments	Loan Purpose	Refinance	Acquisition

Alton Self Storage Carrollton	Year Renovated Underwritten Revenues Underwritten Expenses Underwritten NOI Underwritten Reserves Underwritten NCF Underwritten Occupancy Loan Purpose	2017 ($263,499) $404,190 ($667,689) $13,862 ($681,551) 13.0% <unable to determine>	2018 NAP NAP NAP NAP NAP NAP New Property

Alton Self Storage Denver	Loan Purpose	<unable to determine>	New Property

Exhibit 1 to Attachment A Page 8 of 12

Notes: (continued)

3. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Collateral Manager, on behalf of the Issuer.

4.	For the purpose of comparing the “Third Party Information” and “Underwriting Information” characteristics that are expressed as dollar values, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the “Appraisal As-Is NOI” and “Appraisal Stabilized NOI” characteristics for each Mortgaged Property, the Collateral Manager, on behalf of the Issuer, instructed us to add the reserve amounts, as shown in the appraisal report Source Document, to the corresponding as-is net operating income or as-stabilized net operating income, as applicable, both as shown in the appraisal report Source Document.

For the purpose of comparing the “Appraisal As-Is NCF” and “Appraisal Stabilized NCF” characteristic for each Mortgaged Property, the Collateral Manager, on behalf of the Issuer, instructed us to use the corresponding as-is net cash flow or as-stabilized net cash flow, as applicable, both as shown in the appraisal report Source Document. If the appraisal report Source Document did not show an as-stabilized net cash flow, the Collateral Manager, on behalf of the Issuer, instructed us to use the as-is net cash flow, as shown in the appraisal report Source Document, for the “Appraisal Stabilized NCF” characteristic.

6.	For certain Mortgage Assets, the applicable Source Document(s) contain the stated dollar amount of interest that will be used to calculate the prepayment fee (each, a “Stated Minimum Interest Amount Mortgage Asset”). For the purpose of comparing the “Minimum Interest Payment” characteristic for each Stated Minimum Interest Amount Mortgage Asset, the Collateral Manager, on behalf of the Issuer, instructed us to use the stated dollar amount of interest that will be used to calculate the prepayment fee, as shown in the applicable Source Document(s).

For each Mortgage Asset that is not a Stated Minimum Interest Amount Mortgage Asset, the Collateral Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Minimum Interest Payment” characteristic.

7.	For the purpose of comparing the “Lockbox” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the following lockbox descriptions:
a.	Soft – the related Source Document(s) do not require the borrower to send tenant direction letters in connection with the origination of the Mortgage Asset, but the rents are required to be deposited into the lockbox account by the borrower or property manager. In many cases, the rents are required to be deposited into the lockbox within a certain number of days of receipt and
b.	Hard – the related Source Document(s) currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account.

Exhibit 1 to Attachment A Page 9 of 12

Notes: (continued)

8.	The Collateral Manager, on behalf of the Issuer, indicated that the Mortgage Asset identified on the Preliminary Data File as “Marine View Apartments” is not funded as of the date of this report (the “Unclosed Mortgage Asset”). The Collateral Manager, on behalf of the Issuer, indicated that certain Source Documents were not available for the Unclosed Mortgage Asset as of the date of this report. Additionally, certain Source Documents relating to the Unclosed Mortgage Asset that were provided by the Collateral Manager, on behalf of the Issuer, reflected incomplete information or were draft versions.

For the Unclosed Mortgage Asset, the Collateral Manager, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristics listed in Table A2.

Table A2:
Characteristic	Provided Value

Originator	ORIX RE Holdings, LLC
Units or Square Feet	66
Lien Position	First Mortgage
Ownership Interest	Fee Simple
Annual Ground Lease Payment	NAP
Ground Lease Initial Expiration Date	NAP
Ground Lease Expiration Date with Extensions	NAP
Loan Purpose	Acquisition
Note Date	11/6/2018
First Payment Date	12/1/2018
Initial Maturity Date	11/1/2020
Fully Extended Maturity Date	11/1/2020
Extension Options	NAP
First Extension Period	NAP
First Extension Fee	NAP
Second Extension Period	NAP
Second Extension Fee	NAP
Third Extension Period	NAP
Third Extension Fee	NAP
Loan Exit Fee	2.00%
Minimum Interest Payment	$819,330
Whole Loan Commitment	$10,350,000
Mortgage Asset Commitment	$10,350,000
Mortgage Asset Type	Whole Loan
Additional Financing Permitted in Future (Y/N)	No
Future Funding Requirement	NAP
Subordinate Debt	No
Subordinate Debt Cut-off Date Balance	$0
Interest Only Period (Original)	24
Amortization Period (Initial)	NAP
Amortization Type (Initial)	Interest Only
Amortization Period During Extension Periods	300
Rate Type	Floating

Exhibit 1 to Attachment A Page 10 of 12

Notes: (continued)

8. (continued)

Table A2: (continued)
Characteristic	Provided Value

Index	1M LIBOR
Libor Floor	2.00000%
LIBOR Cap (Y/N)	No
Mortgage Asset Margin	3.25000%
Margin Step-Ups	NAP
Whole Loan Margin	3.25000%
Interest Accrual Basis	Actual/360
Most Recent Period	NAP
Most Recent Revenues	NAP
Most Recent Expenses	NAP
Most Recent NOI	NAP
Most Recent NCF	NAP
Most Recent Occupancy	NAP
Most Recent Occupancy Date	NAP
Second Most Recent Period	NAP
Second Most Recent Revenues	NAP
Second Most Recent Expenses	NAP
Second Most Recent NOI	NAP
Second Most Recent NCF	NAP
Second Most Recent Occupancy	NAP
Third Most Recent Period	NAP
Third Most Recent Revenues	NAP
Third Most Recent Expenses	NAP
Third Most Recent NOI	NAP
Third Most Recent NCF	NAP
Third Most Recent Occupancy	NAP
Underwritten Revenues	NAP
Underwritten Expenses	NAP
Underwritten NOI	NAP
Underwritten Reserves	NAP
Underwritten NCF	NAP
Underwritten Occupancy	NAP
Underwritten Stabilized Revenues	$1,296,540
Underwritten Stabilized Expenses	$437,741
Underwritten Stabilized NOI	$858,800
Underwritten Stabilized Reserves	$16,995
Underwritten Stabilized NCF	$841,805
Underwritten Stabilized Occupancy	90.0%

Exhibit 1 to Attachment A Page 11 of 12

Notes: (continued)

8. (continued)

Table A2: (continued)
Characteristic	Provided Value

Cross Collateralized	No
Recourse Type	Non Recourse
Recourse Provisions	Standard Carveouts
Single Purpose Borrower (Y/N)	Yes
Borrower Name	MVA, LLC
Borrower Non-Consolidation Opinion (Y/N)	No
Independent Director (Y/N)	No
Sponsors	Michael Chiu
TIC (Y/N)	No
Environmental Escrow	No
Initial Capital Improvement Reserve	$0
Capital Improvement Reserve at Cut-off Date	$0
Initial Replacement Reserve	$0
Replacement Reserve Balance at Cut-off	$0
Replacement Reserve (Monthly)	$1,375
Springing Replacement Reserve Description	NAP
Initial TI/LC Reserve	$0
Underwritten TI/LC	$0
TI/LC Reserve (Monthly)	$0
Lockbox Type	Springing
Lockbox Comments	Sponsor requested DACA through Bank of America, to be in place at closing.
Cash Management	Soft
Tax Escrow	Yes
Initial Tax Reserve	$146,000
Tax Escrow Balance at Cut-off	$0
Tax Escrow (Monthly)	$0
Springing Tax Escrow Description	NAP
Insurance Escrow	Yes
Initial Insurance Reserve	$20,000
Insurance Escrow Balance at Cut-off	$0
Insurance Escrow (Monthly)	$0
Springing Insurance Escrow Description	NAP
Other Reserve (Monthly)	$0
Other Escrow Initial	$600,000
Other Escrow Balance at Cut-off	$600,000
Other Reserve Description	Operating Deficit Reserve
Property Manager	Prima Donna Management Services, LLC
Single Tenant (Y/N)	No
Largest Tenant Name	NAP
Largest Tenant Square Feet	NAP
Largest Tenant Expiration Date	NAP
2nd Largest Tenant Name	NAP
2nd Largest Tenant Square Feet	NAP
2nd Largest Tenant Expiration Date	NAP

Exhibit 1 to Attachment A Page 12 of 12

Table A2: (continued)
Characteristic	Provided Value

3rd Largest Tenant Name	NAP
3rd Largest Tenant Square Feet	NAP
3rd Largest Tenant Expiration Date	NAP
4th Largest Tenant Name	NAP
4th Largest Tenant Square Feet	NAP
4th Largest Tenant Expiration Date	NAP
5th Largest Tenant Name	NAP
5th Largest Tenant Square Feet	NAP
5th Largest Tenant Expiration Date	NAP

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A2 that was provided by the Collateral Manager, on behalf of the Issuer.

9.	For certain of the Mortgage Assets (the ”Modified Mortgage Assets”), the promissory note and/or loan agreement Source Documents were modified and/or amended and restated. For the purpose of comparing the “Note Date” and “First Payment Date” characteristics for the Modified Mortgage Assets, the Collateral Manager, on behalf of the Issuer, instructed us to use the corresponding information in the original Source Documents.

For certain Mortgage Assets, the applicable Source Document(s) state that the determination of the “First Payment Date” is based on the date of the initial advance of the loan amount. For the purpose of comparing the “First Payment Date” characteristic for the Mortgage Assets described in the preceding sentence of this Note 9, the Collateral Manager, on behalf of the Issuer, instructed us to assume that the initial advance of the loan amount was made on the “Note Date.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by the Collateral Manager, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

No.
Loan Name/Property Name
Loan Closed
Interest Paid as of Cut-Off Date (Up to MI)
Additional Financing Permitted in Future (Y/N)
# of Properties
Mortgage Asset Future Funding at Cut-Off
Subordinate Debt Cut-off Date Balance
Cross Collateralized
LIBOR Cap (Y/N)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.

Exhibit 3 to Attachment A Page 1 of 4

Recalculated Characteristic Provided Values Schedule

Mortgage Asset	Recalculated Characteristic	Recalculated Characteristic Provided Value

HQ Flats Apartments

Mortgage Asset Cut-Off Date Balance Underwritten NCF DSCR

Mortgage Asset Cut-Off Date Balance Underwritten NOI DSCR

Mortgage Asset Commitment Stabilized Underwritten NCF DSCR

Mortgage Asset Commitment Stabilized Underwritten NOI DSCR

Whole Loan Commitment Stabilized Underwritten NCF DSCR

Whole Loan Commitment Stabilized Underwritten NOI DSCR

Mortgage Asset Cut-off Date Balance As-Is LTV

Whole Loan Commitment Stabilized LTV

1.57x 1.63x 1.57x 1.61x 1.00x 1.03x 57.2% 70.0%

Clayton Villa Apartments

Mortgage Asset Commitment Stabilized Underwritten NCF DSCR

Mortgage Asset Commitment Stabilized Underwritten NOI DSCR

Mortgage Asset Cut-Off Date Balance Underwritten NCF DSCR

Mortgage Asset Cut-Off Date Balance Underwritten NOI DSCR

Whole Loan Cut-Off Date Balance Underwritten NCF DSCR

Whole Loan Cut-Off Date Balance Underwritten NOI DSCR

1.24x 1.26x 1.24x 1.26x 1.05x 1.07x

Avanti Senior Living at Flower Mound

Mortgage Asset Cut-Off Date Balance Underwritten NCF DSCR

Mortgage Asset Cut-Off Date Balance Underwritten NOI DSCR

Whole Loan Cut-Off Date Balance Underwritten NCF DSCR

Whole Loan Cut-Off Date Balance Underwritten NOI DSCR

1.00x 1.05x 1.00x 1.05x

Exhibit 3 to Attachment A Page 2 of 4

Mortgage Asset	Recalculated Characteristic	Recalculated Characteristic Provided Value
The Woodlands Apartments

Mortgage Asset Commitment Stabilized Underwritten NOI DSCR

Mortgage Asset Cut-Off Date Balance Underwritten NCF DSCR

Mortgage Asset Cut-Off Date Balance Underwritten NOI DSCR

Whole Loan Cut-Off Date Balance Underwritten NCF DSCR

Whole Loan Cut-Off Date Balance Underwritten NOI DSCR

1.08x 1.05x 1.08x 1.05x 1.08x

Sutter Village Apartments

Mortgage Asset Commitment Stabilized Underwritten NCF DSCR

Mortgage Asset Commitment Stabilized Underwritten NOI DSCR

Mortgage Asset Cut-Off Date Balance Underwritten NCF DSCR

Mortgage Asset Cut-Off Date Balance Underwritten NOI DSCR

Whole Loan Cut-Off Date Balance Underwritten NCF DSCR

Whole Loan Cut-Off Date Balance Underwritten NOI DSCR

1.27x 1.33x 1.27x 1.33x 1.05x 1.10x

Alton Self Storage Carrollton

Mortgage Asset Cut-Off Date Balance Underwritten NCF DSCR

Mortgage Asset Cut-Off Date Balance Underwritten NOI DSCR

Whole Loan Cut-Off Date Balance Underwritten NCF DSCR

Whole Loan Cut-Off Date Balance Underwritten NOI DSCR

0.43x 0.43x 0.43x 0.43x

Alton Self Storage Denver

Mortgage Asset Cut-Off Date Balance Underwritten NCF DSCR

Mortgage Asset Cut-Off Date Balance Underwritten NOI DSCR

Whole Loan Cut-Off Date Balance Underwritten NCF DSCR

Whole Loan Cut-Off Date Balance Underwritten NOI DSCR

0.26x 0.26x 0.26x 0.26x

Exhibit 3 to Attachment A Page 3 of 4

Mortgage Asset	Recalculated Characteristic	Recalculated Characteristic Provided Value

StorAmerica Self Storage Phoenix

Mortgage Asset Cut-Off Date Balance Underwritten NCF DSCR

Mortgage Asset Cut-Off Date Balance Underwritten NOI DSCR

Whole Loan Cut-Off Date Balance Underwritten NCF DSCR

Whole Loan Cut-Off Date Balance Underwritten NOI DSCR

0.72x 0.72x 0.72x 0.72x

The Icon	Original Prepayment Provision	MI (25); O (12)

Marine View Apartments	Original Prepayment Provision	MI (18); O(6)
	Remaining Prepayment Provision	MI (18); O(6)
	Mortgage Asset Cut-Off Date Balance Underwritten NOI DSCR	1.03x
	Mortgage Asset Cut-Off Date Balance Underwritten NCF DSCR	1.00x
	Whole Loan Cut-Off Date Balance Underwritten NOI DSCR	1.03x
	Whole Loan Cut-Off Date Balance Underwritten NCF DSCR	1.00x
	Whole Loan Commitment Stabilized Underwritten NOI DSCR	1.47x
	Whole Loan Commitment Stabilized Underwritten NCF DSCR	1.45x
	Whole Loan Commitment Stabilized Underwritten NOI Debt Yield	8.3%
	Whole Loan Commitment Stabilized Underwritten NCF Debt Yield	8.1%

Exhibit 3 to Attachment A Page 4 of 4

Mortgage Asset	Recalculated Characteristic	Recalculated Characteristic Provided Value

Prairie House Senior Living	Mortgage Asset Cut-Off Date Balance Underwritten NOI DSCR	NAP
	Mortgage Asset Cut-Off Date Balance Underwritten NCF DSCR	NAP
	Whole Loan Cut-Off Date Balance Underwritten NOI DSCR	NAP
	Whole Loan Cut-Off Date Balance Underwritten NCF DSCR	NAP
	Mortgage Asset Cut-Off Date Balance Underwritten NOI Debt Yield	NAP
	Mortgage Asset Cut-Off Date Balance Underwritten NCF Debt Yield	NAP
	Whole Loan Cut-Off Date Balance Underwritten NOI Debt Yield	NAP
	Whole Loan Cut-Off Date Balance Underwritten NCF Debt Yield	NAP

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Recalculated Characteristic Provided Values.